Mapper Acquisition - Acquisiton (Details) - USD ($) $ in Thousands		6 Months Ended
	Jul. 03, 2019	Jun. 30, 2020	Dec. 31, 2019
Mapper | Developed technology
Mapper Acquisition
Estimated useful life		3 years
VELODYNE LIDAR, INC AND SUBSIDIARIES
Mapper Acquisition
Goodwill		$ 1,189	$ 1,189
VELODYNE LIDAR, INC AND SUBSIDIARIES | Mapper
Mapper Acquisition
Purchase consideration	$ 2,500
Developed technology		1,140
Property and equipment		144
Goodwill		1,189
Total purchase price		2,473
Acquisition-related costs		$ 200